CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Net loss	$ (20,470)	$ (2,246)	$ (10,992)	$ (3,806)	$ (7,451)
Other comprehensive loss:
Net unrealized gain (loss) on investments				2	(6)
Foreign currency translation adjustments	7		(26)
Comprehensive loss	$ (20,463)	$ (2,246)	$ (11,018)	$ (3,804)	$ (7,457)